STOCK-BASED COMPENSATION (Details 1)	12 Months Ended
Jun. 30, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Options, Number (in shares)	815,600
Stock Option One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Options, Average Exercise Price | $ / shares	$ 6.00
Outstanding Options, Number (in shares)	193,000
Outstanding Options, Average Remaining Contractual life (Years)	2 years 29 days
Exercisable Options, Average Exercise Price | $ / shares	$ 6.00
Exercisable Options, Number (in shares)	193,000
Exercisable Options, Average Remaining Contractual life (years)	2 years 29 days
Stock Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Options, Average Exercise Price | $ / shares	$ 2.96
Outstanding Options, Number (in shares)	222,600
Outstanding Options, Average Remaining Contractual life (Years)	4 years 8 months 26 days
Exercisable Options, Average Exercise Price | $ / shares	$ 2.96
Exercisable Options, Number (in shares)	222,600
Exercisable Options, Average Remaining Contractual life (years)	4 years 8 months 26 days
Stock Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Options, Average Exercise Price | $ / shares	$ 1.65
Outstanding Options, Number (in shares)	400,000
Outstanding Options, Average Remaining Contractual life (Years)	7 years 7 months 2 days
Exercisable Options, Average Exercise Price | $ / shares	$ 1.65
Exercisable Options, Number (in shares)	266,667
Exercisable Options, Average Remaining Contractual life (years)	7 years 7 months 2 days